restructuring and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
restructuring and other costs
Goods and services purchased	$ 22	$ 60	$ 45	$ 110
Employee benefits expense	16	10	34	20
Total	38	70	79	130	$ 208	$ 259
Restructuring
restructuring and other costs
Goods and services purchased	14	43	27	89
Employee benefits expense	16	10	34	20
Total	30	53	61	109
Other
restructuring and other costs
Goods and services purchased	8	17	18	21
Total	$ 8	$ 17	$ 18	$ 21